ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Sep. 30, 2013
Advances To Suppliers [Abstract]
Schedule Of Prepaid Expenses and Other Assets [Table Text Block]
Advances to suppliers consist of the following:

	September 30,
	2012	2013
	RMB	RMB

Purchases of materials	2,357	1,665
Prepayments for advertisement	620	4,636
Prepayments for transportation fee	928	2
Prepayments for operating lease	186	134
Prepayments for testing fee	134	307
Utility deposit	977	785
Deposits for research and development fee	1,050	1,416
Prepayment for seed usage fee	574	198
Others	976	625
	7,802	9,768